Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

June 4, 2019

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Wells Fargo Funds Trust (the “Trust”)
Post-Effective Amendment No. 633 to Registration Statement
No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Trust hereby certifies that (i) for the Funds listed in Exhibit A, the form of the Funds’ Statement of Additional Information and prospectuses, except for Sweep Class, that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses contained in the Trust’s recent post-effective amendment (Post-Effective Amendment No. 633 to Registration Statement No. 333-74295/811-09253) (the “Amendment”); and (ii) the text of the Amendment was filed electronically via EDGAR on May 24, 2019.

If you have any questions, please contact me at (617) 377-7059.

Sincerely,

/s/ Maureen Towle

Maureen Towle

Senior Counsel

Exhibit A

Wells Fargo Cash Investment Money Market Fund
Wells Fargo Government Money Market Fund
Wells Fargo Heritage Money Market Fund
Wells Fargo Money Market Fund
Wells Fargo Municipal Cash Management Money Market Fund
Wells Fargo National Tax-Free Money Market Fund
Wells Fargo Treasury Plus Money Market Fund
Wells Fargo 100% Treasury Money Market Fund